American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2030 Portfolio
October 31, 2024

One Choice Blend+ 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 36.7%
American Century Low Volatility ETF	28,734	1,544,786
Avantis U.S. Equity Fund G Class	339,705	6,196,224
Avantis U.S. Small Cap Value Fund G Class	33,878	589,823
Focused Dynamic Growth Fund G Class(2)	1,469	98,280
Focused Large Cap Value Fund G Class	403,411	4,498,029
Growth Fund G Class	64,832	3,926,251
Heritage Fund G Class	22,715	689,857
Mid Cap Value Fund G Class	64,490	1,087,297
Small Cap Growth Fund G Class(2)	24,839	586,690
		19,217,237
Domestic Fixed Income Funds — 36.6%
Avantis Core Fixed Income Fund G Class	1,447,720	12,088,464
Avantis Short-Term Fixed Income Fund G Class	84,292	803,301
High Income Fund G Class	299,643	2,600,903
Inflation-Adjusted Bond Fund G Class	188,012	2,004,206
Short Duration Inflation Protection Bond Fund G Class	158,213	1,664,405
		19,161,279
International Equity Funds — 15.0%
Avantis Emerging Markets Equity Fund G Class	75,285	930,523
Avantis International Equity Fund G Class	221,899	2,744,893
Emerging Markets Fund G Class	2,290	27,068
Focused International Growth Fund G Class	85,161	1,498,826
Global Real Estate Fund G Class	54,049	750,740
International Small-Mid Cap Fund G Class	26,353	269,851
International Value Fund G Class	180,349	1,621,340
Non-U.S. Intrinsic Value Fund G Class	3,303	32,304
		7,875,545
International Fixed Income Funds — 11.7%
Emerging Markets Debt Fund G Class	124,626	1,112,910
Global Bond Fund G Class	571,534	5,046,641
		6,159,551
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $46,989,606)		52,413,612
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$52,413,612

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Low Volatility ETF	$1,500	$20	$19	$44	$1,545	29	—	$4
Avantis U.S. Equity Fund	6,176	223	325	122	6,196	340	$38	—
Avantis U.S. Small Cap Value Fund	608	17	9	(26)	590	34	—	—
Focused Dynamic Growth Fund(3)	188	—	59	(31)	98	1	39	—
Focused Large Cap Value Fund	4,494	39	157	122	4,498	403	11	30
Growth Fund	3,825	263	281	119	3,926	65	9	—
Heritage Fund	698	—	45	37	690	23	12	—
Mid Cap Value Fund	1,106	7	37	11	1,087	64	(2)	7
Small Cap Growth Fund(3)	594	—	8	1	587	25	2	—
Avantis Core Fixed Income Fund	11,752	736	302	(98)	12,088	1,448	(5)	140
Avantis Short-Term Fixed Income Fund	765	39	—	(1)	803	84	—	8
High Income Fund	2,537	70	24	18	2,601	300	—	46
Inflation-Adjusted Bond Fund	1,925	73	5	11	2,004	188	(1)	—
Short Duration Inflation Protection Bond Fund	1,573	77	4	18	1,664	158	—	—
Avantis Emerging Markets Equity Fund	912	38	36	17	931	75	3	—
Avantis International Equity Fund	2,731	94	49	(31)	2,745	222	3	—
Emerging Markets Fund	55	—	24	(4)	27	2	6	—
Focused International Growth Fund	1,481	41	15	(7)	1,500	85	—	—
Global Real Estate Fund	752	—	44	43	751	54	2	—
International Small-Mid Cap Fund	277	5	4	(8)	270	26	—	—
International Value Fund	1,577	69	10	(15)	1,621	180	—	—
Non-U.S. Intrinsic Value Fund	62	—	23	(7)	32	3	7	—
Emerging Markets Debt Fund	1,101	29	28	11	1,113	125	(2)	15
Global Bond Fund	4,898	130	27	46	5,047	572	(1)	—
	$51,587	$1,970	$1,535	$392	$52,414	4,506	$121	$250
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.